FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Measurements
The following tables set forth by level within the fair value hierarchy the Plan’s assets accounted for at fair value on a recurring basis as of December 31, 2025 and 2024:

	Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
MVB Financial Corp. common stock	$326,625	$—	$—	$326,625
Mutual Funds	45,952,998	—	—	45,952,998
Total assets in the fair value hierarchy	$46,279,623	$—	$—	$46,279,623

Investments measured at NAV (a)				192,753

Investments at fair value				$46,472,376

(a) Certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

	Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
MVB Financial Corp. common stock	$235,604	$—	$—	$235,604
Mutual Funds	40,100,162	—	—	40,100,162
Investments at fair value	$40,335,766	$—	$—	$40,335,766

Investments measured at NAV (a)				304,455

Investments at fair value				$40,640,221
The following table summarizes investments for which fair value is measured using NAV per share practical expedient as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

	December 31, 2025
	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
DFA US Small Cap Value	$192,753	N/A	Daily	Five days

	December 31, 2024
	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
DFA US Small Cap Value	$304,455	N/A	Daily	Five days